BALANCE SHEETS (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Current Asset - Cash and cash equivalents	$ 2,507,666		$ 6,822
Cash and cash equivalents held in trust	28,273,072		28,273,072
Total assets	30,780,738		28,279,894
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses	282,075		83,275
Notes Payable to Shareholders	102,265		0
Total current liabilities	384,340		83,275
COMMITMENTS
Ordinary shares, subject to redemption, 2,829,535 shares at redemption value	23,245,574		23,245,574
SHAREHOLDERS' EQUITY
Preferred shares, $0.001 par value Authorized 5,000,000 shares; issued and outstanding none	0		0
Ordinary shares, $0.001 par value Authorized 50,000,000 shares; issued and outstanding 1,638,590 (which excludes 2,829,535 subject to redemption) (1)	1,639	[1]	1,639	[1]
Additional paid-in capital	5,174,241		5,174,241
Accumulated earnings (deficit) during the development stage	1,974,944		(224,835)
Total shareholders'equity	7,150,824		4,951,045
Total liabilities and shareholders'equity	$ 30,780,738		$ 28,279,894

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)